CornerCap Small-Cap Value Fund
Schedule of Investments
December 31, 2022 (Unaudited)

	Shares	Fair Value
Common Stock ― 99.3%
Aerospace/Defense ― 0.5%
Moog, Inc. - Class A	6,567	$576,320

Agriculture ― 1.0%
Fresh Del Monte Produce, Inc.	18,930	495,777
Turning Point Brands, Inc.	8,798	190,301
Vector Group Ltd.	50,071	593,842
		1,279,920
Airlines ― 0.4%
Alaska Air Group, Inc. *	12,216	524,555

Auto Manufacturers ― 0.2%
Wabash National Corp. (a)	10,104	228,350

Auto Parts & Equipment ― 1.0%
Allison Transmission Holdings, Inc. (a)	11,060	460,096
Dorman Products, Inc. *	6,269	506,974
Gentex Corp.	9,724	265,174
		1,232,244
Banks ― 17.3%
Amalgamated Financial Corp.	9,983	230,008
Associated Banc-Corp (a)	12,502	288,671
Bank OZK (a)	12,324	493,699
BayCom Corp.	12,230	232,125
Business First Bancshares, Inc.	11,869	262,780
Carter Bankshares, Inc. *	17,125	284,104
Cathay General Bancorp	12,634	515,341
Central Pacific Financial Corp.	26,677	541,010
Civista Bancshares, Inc.	27,691	609,479
CNB Financial Corp/PA	20,554	488,980
ConnectOne Bancorp, Inc.	10,426	252,413
Customers Bancorp, Inc. *	12,802	362,809
Dime Community Bancshares, Inc.	15,821	503,582
Enterprise Financial Services Corp.	11,079	542,428
Farmers National Banc Corp.	33,895	478,597
First Bank/Hamilton NJ	18,323	252,124
First Busey Corp.	20,333	502,632
First Commonwealth Financial Corp. (a)	37,767	527,605
First Financial Bancorp	21,875	530,031
First Interstate BancSystem, Inc. - Class A	6,147	237,582
First Merchants Corp.	13,050	536,485
First Mid Bancshares, Inc.	7,562	242,589
FNB Corp/PA (a)	41,268	538,547
Fulton Financial Corp.	16,830	283,249
Great Southern Bancorp, Inc.	4,380	260,566
Hancock Whitney Corp. (a)	9,769	472,722
Hope Bancorp, Inc.	36,662	469,640
Horizon Bancorp Inc/IN (a)	34,702	523,306
Independent Bank Corp/MI	9,774	233,794
Lakeland Bancorp, Inc.	29,154	513,402
Mercantile Bank Corp.	14,206	475,617
Metropolitan Bank Holding Corp. *(a)	3,257	191,088
Mid Penn Bancorp, Inc.	7,700	230,769
MidWestOne Financial Group, Inc.	14,514	460,820
Northrim BanCorp, Inc.	4,382	239,126
Old National Bancorp/IN (a)	14,343	257,887
OP Bancorp	23,174	258,622
Origin Bancorp, Inc.	12,869	472,292
PacWest Bancorp	19,738	452,987
PCB Bancorp	13,788	243,910
Peapack-Gladstone Financial Corp.	8,008	298,058
Pinnacle Financial Partners, Inc.	6,519	478,495
Preferred Bank/Los Angeles CA	8,294	618,898
QCR Holdings, Inc.	9,483	470,736
RBB Bancorp	27,123	565,515
Republic Bancorp Inc. - Class A	12,223	500,165
Synovus Financial Corp.	6,761	253,876
The Bancorp Inc *	17,606	499,658
Umpqua Holdings Corp.	26,603	474,864
Univest Financial Corp.	10,252	267,885
Valley National Bancorp	48,792	551,838
Veritex Holdings, Inc. (a)	15,163	425,777
Webster Financial Corp.	10,668	505,023
Western Alliance Bancorp	4,087	243,422
Western New England Bancorp, Inc.	24,940	235,932
Wintrust Financial Corp. (a)	6,291	531,715
		22,415,275
Beverages ― 0.5%
Coca-Cola Consolidated, Inc.	1,125	576,405

Biotechnology ― 4.6%
Allovir, Inc. *	22,843	117,185
Annexon, Inc. *	22,256	115,064
Arcus Biosciences, Inc. *(a)	3,874	80,114
BioAtla, Inc. *(a)	13,010	107,333
C4 Therapeutics, Inc. *	14,505	85,580
Caribou Biosciences, Inc. *	18,665	117,216
Cullinan Oncology, Inc. *	8,053	84,959
CytomX Therapeutics, Inc. *	79,697	127,515
Denali Therapeutics, Inc. *	3,241	90,132
Editas Medicine, Inc. *	5,658	50,186
Emergent BioSolutions, Inc. *	36,162	427,073
EQRx, Inc. *	50,138	123,339
Erasca, Inc. *	27,198	117,223
Exelixis, Inc. *	28,769	461,455
Fate Therapeutics, Inc. *	3,353	33,832
Generation Bio Co. *	15,099	59,339
Graphite Bio, Inc. *	35,187	116,821
Homology Medicines, Inc. *	39,929	50,311
Ikena Oncology, Inc. *(a)	11,876	31,590
ImmunoGen, Inc. *	17,731	87,946
Ionis Pharmaceuticals, Inc. *	2,806	105,983
Iovance Biotherapeutics, Inc. *	18,507	118,260
Kronos Bio, Inc. *	14,607	23,663
LianBio - ADR *	84,288	138,232
Ligand Pharmaceuticals, Inc. *(a)	1,297	86,640
MacroGenics, Inc. *	27,977	187,726
MeiraGTx Holdings Plc *	13,290	86,651
Mersana Therapeutics, Inc. *	23,652	138,601
Monte Rosa Therapeutics, Inc. *	13,615	103,610
Nektar Therapeutics *	32,720	73,947
NGM Biopharmaceuticals, Inc. *	22,437	112,634
Nkarta, Inc. *	11,124	66,633
Nurix Therapeutics, Inc. *(a)	9,383	103,025
Nuvation Bio, Inc. *	64,161	123,189
Olema Pharmaceuticals, Inc. *	27,664	67,777
Omeros Corp. *(a)	27,686	62,570
Poseida Therapeutics, Inc. *	33,368	176,850
Praxis Precision Medicines, Inc. *	37,838	90,054
Precision BioSciences, Inc. *	69,694	82,936
Sage Therapeutics, Inc. *	2,919	111,331
Sangamo Therapeutics, Inc. *	33,434	104,983
Scholar Rock Holding Corp. *	14,490	131,135
Selecta Biosciences, Inc. *	51,193	57,848
Shattuck Labs, Inc. *	26,530	61,019
Surface Oncology, Inc. *	55,378	45,410
Sutro Biopharma, Inc. *	18,563	149,989
Taysha Gene Therapies, Inc. *	26,474	59,831
TCR2 Therapeutics, Inc. *	34,649	34,607
United Therapeutics Corp. *	2,027	563,688
Vir Biotechnology, Inc. *	5,227	132,295
Zentalis Pharmaceuticals, Inc. *	4,501	90,650
		5,975,980
Building Materials ― 2.2%
American Woodmark Corp. *	6,001	293,209
Apogee Enterprises, Inc.	11,221	498,886
Armstrong World Industries, Inc.	3,437	235,744
Eagle Materials, Inc.	4,325	574,576
Gibraltar Industries, Inc. *	10,248	470,178
Masonite International Corp. *(a)	6,750	544,117
PGT Innovations, Inc. *	15,574	279,709
		2,896,419
Chemicals ― 1.2%
Ecovyst, Inc. *	29,577	262,052
Ingevity Corp. *	7,621	536,823
Tronox Holdings Plc - Class A (a)	35,618	488,323
Valhi, Inc.	11,542	253,924
		1,541,122
Coal ― 0.2%
Hallador Energy Co. *	25,460	254,345

Commercial Services ― 6.8%
Adtalem Global Education, Inc. *(a)	13,436	476,978
Alarm.com Holdings, Inc. *	10,983	543,439
ASGN, Inc. *(a)	2,967	241,751
Bright Horizons Family Solutions, Inc. *	5,641	355,947
BrightView Holdings, Inc. *	51,183	352,651
Cass Information Systems, Inc.	5,224	239,364
Ennis, Inc.	23,343	517,281
Euronet Worldwide, Inc. *	5,855	552,595
Forrester Research, Inc. *	15,601	557,892
Graham Holdings Co. - Class B	838	506,328
Heidrick & Struggles International, Inc.	15,982	447,016
LiveRamp Holdings, Inc. *(a)	27,037	633,747
ManpowerGroup, Inc. (a)	5,721	476,044
Medifast, Inc.	1,414	163,105
Repay Holdings Corp. *(a)	77,238	621,766
Resources Connection, Inc.	28,377	521,569
SP Plus Corp. *	7,725	268,212
Sterling Check Corp. *	20,344	314,722
The Aaron's Co. Inc (a)	38,874	464,544
WEX, Inc. *(a)	3,343	547,082
		8,802,033
Computers ― 1.1%
Grid Dynamics Holdings, Inc. *	42,992	482,370
Qualys, Inc. *(a)	3,475	390,000
Tenable Holdings, Inc. *	13,167	502,321
		1,374,691
Cosmetics/Personal Care ― 0.4%
Coty, Inc. - Class A *	55,228	472,752

Distribution/Wholesale ― 1.1%
A-Mark Precious Metals, Inc.	8,360	290,343
MRC Global, Inc. *	42,976	497,662
Resideo Technologies, Inc. *	16,523	271,804
ScanSource, Inc. *	12,924	377,639
		1,437,448
Diversified Financial Services ― 1.0%
Affiliated Managers Group, Inc. (a)	1,696	268,697
Amerant Bancorp, Inc.	9,363	251,303
BGC Partners, Inc. - Class A	68,509	258,279
StoneX Group, Inc. *	2,813	268,079
Virtu Financial, Inc. - Class A	14,225	290,332
		1,336,690
Electric ― 1.6%
ALLETE, Inc. (a)	9,508	613,361
Black Hills Corp. (a)	6,917	486,542
NorthWestern Corp. (a)	7,912	469,498
Unitil Corp.	10,222	525,002
		2,094,403
Electrical Components & Equipment ― 0.4%
Acuity Brands, Inc. (a)	1,375	227,714
Littelfuse, Inc.	1,183	260,496
		488,210
Electronics ― 2.8%
Brady Corp. - Class A	11,882	559,642
Jabil, Inc. (a)	7,776	530,323
OSI Systems, Inc. *	7,053	560,855
Sensata Technologies Holding Plc (a)	12,921	521,750
TTM Technologies, Inc. *	34,833	525,282
Vishay Intertechnology, Inc. (a)	28,621	617,355
Vishay Precision Group, Inc. *	7,042	272,173
		3,587,380
Engineering & Construction ― 1.7%
EMCOR Group, Inc.	3,816	565,188
Primoris Services Corp.	26,591	583,406
Sterling Infrastructure, Inc. *	16,387	537,494
TopBuild Corp. *(a)	2,902	454,134
		2,140,222
Entertainment ― 1.4%
Accel Entertainment, Inc. *	61,345	472,357
Everi Holdings, Inc. *	29,300	420,455
Marriott Vacations Worldwide Corp. (a)	3,533	475,506
Monarch Casino & Resort, Inc. *(a)	5,948	457,342
		1,825,660
Environmental Control ― 0.2%
Stericycle, Inc. *	5,381	268,458

Food ― 1.2%
Calavo Growers, Inc.	14,659	430,975
Natural Grocers by Vitamin Cottage, Inc.	22,738	207,825
Pilgrim's Pride Corp. *(a)	17,021	403,908
Post Holdings, Inc. *	5,739	518,002
		1,560,710
Food Service ― 0.4%
Sovos Brands, Inc. *	34,902	501,542

Forest Products & Paper ― 0.4%
Clearwater Paper Corp. *	12,342	466,651

Gas ― 2.4%
Chesapeake Utilities Corp.	4,106	485,247
National Fuel Gas Co.	8,888	562,611
Northwest Natural Holding Co.	10,932	520,254
ONE Gas, Inc. (a)	7,090	536,855
Southwest Gas Holdings, Inc.	7,523	465,523
UGI Corp. (a)	14,876	551,453
		3,121,943
Healthcare-Products ― 2.9%
Avanos Medical, Inc. *	21,051	569,640
Haemonetics Corp. *	6,930	545,044
iRadimed Corp.	19,238	544,243
Lantheus Holdings, Inc. *(a)	6,273	319,672
Merit Medical Systems, Inc. *	9,893	698,644
NuVasive, Inc. *	14,984	617,940
Patterson Cos, Inc. (a)	18,054	506,054
		3,801,237
Healthcare-Services ― 1.1%
Addus HomeCare Corp. *	4,748	472,378
Ensign Group Inc/The	5,300	501,433
Syneos Health, Inc. *(a)	12,944	474,786
		1,448,597
Home Builders ― 0.6%
Cavco Industries, Inc. *(a)	1,149	259,961
M/I Homes, Inc. *	11,893	549,219
		809,180
Home Furnishings ― 0.2%
Universal Electronics, Inc. *	11,228	233,655

Household Products/Wares ― 0.6%
ACCO Brands Corp.	42,401	237,021
Quanex Building Products Corp.	23,304	551,839
		788,860
Insurance ― 1.9%
Essent Group Ltd.	13,108	509,639
Jackson Financial, Inc. - Class A	14,211	494,401
James River Group Holdings Ltd.	22,813	477,020
NMI Holdings, Inc. - Class A *	29,133	608,880
Palomar Holdings, Inc. *(a)	8,898	401,833
		2,491,773
Internet ― 1.3%
ePlus, Inc. *	10,930	483,981
Q2 Holdings, Inc. *(a)	9,690	260,370
TechTarget, Inc. *	11,017	485,409
Yelp, Inc. *	17,482	477,958
		1,707,718
Iron/Steel ― 0.7%
Carpenter Technology Corp.	13,118	484,579
Haynes International, Inc.	9,659	441,320
		925,899
Leisure Time ― 1.4%
Brunswick Corp/DE (a)	7,682	553,718
Harley-Davidson, Inc.	11,436	475,738
Malibu Boats, Inc. - Class A *	9,248	492,918
MasterCraft Boat Holdings, Inc. *	12,094	312,872
		1,835,246
Lodging ― 1.8%
Bluegreen Vacations Holding Corp. - Class A	23,778	593,499
Boyd Gaming Corp.	9,126	497,641
Hilton Grand Vacations, Inc. *	5,934	228,697
Playa Hotels & Resorts NV *	79,893	521,701
Travel + Leisure Co.	12,443	452,925
		2,294,463
Machinery-Diversified ― 2.1%
Cactus, Inc. - Class A (a)	5,503	276,581
Gates Industrial Corp Plc *	47,037	536,692
GrafTech International Ltd.	59,336	282,439
Ichor Holdings Ltd. *	21,671	581,216
Kadant, Inc.	3,069	545,147
Thermon Group Holdings, Inc. *	23,446	470,796
		2,692,871
Media ― 2.0%
AMC Networks, Inc. - Class A *	15,435	241,867
Cable One, Inc.	802	570,912
Cumulus Media, Inc. - Class A *	32,449	201,508
EW Scripps Co/The - Class A *	38,423	506,799
Gray Television, Inc.	53,835	602,414
Sinclair Broadcast Group, Inc. - Class A	29,244	453,574
		2,577,074
Metal Fabricate/Hardware ― 1.0%
Northwest Pipe Co. *	7,476	251,941
Proto Labs, Inc. *	23,299	594,823
Standex International Corp.	4,775	489,008
		1,335,772
Mining ― 0.4%
Kaiser Aluminum Corp.	6,067	460,849

Miscellaneous Manufacturing ― 0.8%
Hillenbrand, Inc.	12,522	534,314
LSB Industries, Inc. *	20,406	271,400
Myers Industries, Inc.	12,475	277,319
		1,083,033
Office Furnishings ― 0.4%
Kimball International, Inc. - Class B	30,799	200,194
Steelcase, Inc. - Class A	37,000	261,590
		461,784
Oil & Gas ― 4.1%
APA Corp.	12,591	587,748
Berry Corp.	65,567	524,536
Chord Energy Corp. (a)	4,745	649,163
Civitas Resources, Inc. (a)	7,221	418,312
CVR Energy, Inc.	15,261	478,280
Delek US Holdings, Inc.	9,195	248,265
Helmerich & Payne, Inc. (a)	5,137	254,641
Murphy Oil Corp.	10,766	463,046
Ovintiv, Inc. (a)	9,601	486,867
PDC Energy, Inc. (a)	7,275	461,817
Talos Energy, Inc. *(a)	28,709	542,026
VAALCO Energy, Inc.	50,335	229,528
		5,344,229
Oil & Gas Services ― 1.5%
Liberty Energy, Inc.	31,728	507,965
NexTier Oilfield Solutions, Inc. *	24,771	228,884
ProPetro Holding Corp. *	64,000	663,680
Solaris Oilfield Infrastructure, Inc. - Class A	50,503	501,495
		1,902,024
Pharmaceuticals ― 3.9%
Alector, Inc. *	11,767	108,609
Amneal Pharmaceuticals, Inc. *	85,996	171,132
Amphastar Pharmaceuticals, Inc. *	17,771	497,943
Arvinas, Inc. *	2,644	90,451
Assertio Holdings, Inc. *(a)	86,831	373,373
Catalyst Pharmaceuticals, Inc. *	33,096	615,586
Enanta Pharmaceuticals, Inc. *	2,784	129,512
Foghorn Therapeutics, Inc. *	13,147	83,878
Fulcrum Therapeutics, Inc. *	19,594	142,644
Gritstone bio, Inc. *	40,619	140,136
Herbalife Nutrition Ltd. *(a)	10,784	160,466
Jounce Therapeutics, Inc. *	48,257	53,565
Option Care Health, Inc. *	20,237	608,931
ORIC Pharmaceuticals, Inc. *(a)	20,620	121,452
Passage Bio, Inc. *	51,410	70,946
Premier, Inc. - Class A (a)	15,391	538,377
Prestige Consumer Healthcare, Inc. *	9,080	568,408
USANA Health Sciences, Inc. *	7,199	382,987
Y-mAbs Therapeutics, Inc. *	24,560	119,853
		4,978,249
Pipelines ― 0.7%
EnLink Midstream LLC	52,486	645,578
Excelerate Energy, Inc. - Class A (a)	10,034	251,351
		896,929
REITS ― 7.8%
Alexander & Baldwin, Inc.	22,946	429,779
American Assets Trust, Inc.	14,674	388,861
Apple Hospitality REIT, Inc.	33,392	526,926
Brandywine Realty Trust (a)	35,435	217,925
Brixmor Property Group, Inc. (a)	20,455	463,715
Chatham Lodging Trust	38,119	467,720
City Office REIT, Inc.	20,811	174,396
DiamondRock Hospitality Co.	54,633	447,444
Douglas Emmett, Inc.	9,541	149,603
EastGroup Properties, Inc.	1,591	235,563
EPR Properties (a)	11,602	437,627
Equity Commonwealth (a)	8,683	216,815
Gladstone Land Corp.	23,755	435,904
Highwoods Properties, Inc.	6,243	174,679
Indus Realty Trust, Inc.	8,557	543,284
Innovative Industrial Properties, Inc. (a)	3,585	363,340
InvenTrust Properties Corp.	19,273	456,192
National Storage Affiliates Trust (a)	12,068	435,896
Necessity Retail REIT Inc/The - Class A	30,064	178,280
Outfront Media, Inc.	25,663	425,493
PotlatchDeltic Corp.	9,827	432,290
Retail Opportunity Investments Corp. (a)	32,639	490,564
RLJ Lodging Trust	37,575	397,919
The Howard Hughes Corp *	3,311	253,027
Uniti Group, Inc. (a)	73,508	406,499
Urstadt Biddle Properties, Inc. - Class A	25,031	474,337
Whitestone REIT	51,193	493,501
		10,117,579
Retail ― 0.9%
La-Z-Boy, Inc.	15,189	346,613
Qurate Retail, Inc. - Series A *	68,892	112,294
TravelCenters of America, Inc. *	4,829	216,242
World Fuel Services Corp.	19,172	523,971
		1,199,120
Savings & Loans ― 2.6%
Axos Financial, Inc. *(a)	13,358	510,543
Banc of California, Inc.	14,239	226,827
Brookline Bancorp, Inc. (a)	40,089	567,259
FS Bancorp, Inc.	9,148	305,909
Home Bancorp, Inc.	6,032	241,461
HomeTrust Bancshares, Inc.	11,645	281,460
OceanFirst Financial Corp.	29,666	630,403
Washington Federal, Inc.	17,666	592,694
		3,356,556
Semiconductors ― 1.7%
Amkor Technology, Inc. (a)	12,239	293,491
Cohu, Inc. *	15,267	489,307
MaxLinear, Inc. *(a)	14,132	479,782
Semtech Corp. *(a)	18,983	544,622
Ultra Clean Holdings, Inc. *	13,454	446,000
		2,253,202
Software ― 3.4%
American Software Inc. - Class A	29,899	438,917
Box, Inc. - Class A *(a)	15,212	473,550
Brightcove, Inc. *	48,671	254,549
CommVault Systems, Inc. *	8,062	506,616
Everbridge, Inc. *	8,309	245,780
HireRight Holdings Corp. *	21,848	259,117
Immersion Corp.	31,751	223,210
PowerSchool Holdings, Inc. - Class A *	22,138	510,945
Progress Software Corp.	9,593	483,967
Sapiens International Corp NV	25,741	475,694
SolarWinds Corp. *	31,292	292,893
Verint Systems, Inc. *	7,276	263,973
		4,429,211
Telecommunications ― 0.9%
A10 Networks, Inc.	28,396	472,225
CommScope Holding Co, Inc. *	30,102	221,250
Viavi Solutions, Inc. *	48,759	512,457
		1,205,932
Transportation ― 0.6%
Daseke, Inc. *	36,576	208,118
Teekay Tankers Ltd. - Class A *	7,893	243,183
XPO Logistics, Inc. *(a)	9,335	310,762
		762,063
Total Common Stock		128,372,833
(Cost $131,437,868)

Short Term Invesment ― 0.9%
First American Government Obligations Fund - Class X, 4.099%^
(Cost $1,174,090)	1,174,090	1,174,090

Investments Purchased with Proceeds from Securities Lending ― 5.7%
Mount Vernon Liquid Assets Portfolio LLC, 4.490%^
(Cost $7,368,697)	7,368,697	7,368,697

Total Investments ― 105.9%
(Cost $139,980,655)		136,915,620
Other Assets and Liabilities, Net ― (5.9)%		(7,584,994)
Total Net Assets ― 100.0%		$129,330,626

* Non-income producing security.
(a) This security or a portion of this security was out on loan at December 31, 2022. Total loaned securities had a fair value of $7,144,955 at December 31, 2022.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
^ The rate shown is the annualized seven-day effective yield as of December 31, 2022.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of December 31, 2022, the Fund's investments in securities were classified as follows:

	Uncategorized	Level 1	Level 2	Level 3	Total
Common Stocks	$-	$128,372,833	$-	$-	$128,372,833
Short-Term Investment	-	1,174,090	-	-	1,174,090
Investment Purchased with
Proceeds from Securities Lending	7,368,697	-	-	-	7,368,697
Total Investments	$7,368,697	$129,546,923	$-	$-	$136,915,620

Refer to the Schedule of Investments for further information on the classification of investments.